International Commercial Television Inc.
(A United States publicly traded company)

Corporate Headquarters:

299 Madison Avenue N.
Suite C
Bainbridge Island, Washington
98110
Phone: 207-780-8203
Fax: 206-780-8302

Operations Office:

487 Devon Park Drive
Suite 212
Wayne, Pennsylvania
19087

Phone:  484-598-2300
Fax:  484-598-2301

March 9, 2010

Adam Phippen
Division of Corporate Finance
United States Securities and Exchange Commission
Washington, DC 20549

Re:	International Commercial Television, Inc. (the “Company”)
Item 4.02 Form 8-K filed February 26, 2010
File No. 0-49638

Dear Mr. Phippen:

In response to your comment letter dated March 1, 2010, we have amended our Form 8-K in response to your comment by disclosing that on February 26, 2010, the Company’s Board of Directors concluded that our previously filed financial statements for 2007 should no longer be relied upon, and noting that the reasons for such non-reliance have been discussed with the Company’s independent auditors.

We also acknowledge our understanding that:

-	the Company is responsible for the adequacy and accuracy of the disclosure in our filings;

-	Commission staff comments, or changes to disclosure in response to staff comments, do not foreclose the Commission from taking any action with respect to the filing; and

-	The Company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

/s/  Kelvin Claney
Chief Executive Officer